Schedule of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and cash equivalents	€ 575	€ 214
Total cash and cash equivalents	€ 575	€ 214	€ 1,147	€ 1,147	€ 5,239